Income taxes - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Uncertain tax positions	$ 0	$ 0	$ 0
Deferred tax assets, valuation allowance	721	1,287
Foreign Tax Jurisdiction
Operating Loss Carryforwards [Line Items]
Tax loss carried forward	16,900	22,800
Tax loss carried forward, no expiration date	16,200	21,100
United Kingdom
Operating Loss Carryforwards [Line Items]
Deferred tax assets, valuation allowance	$ 700	$ 1,300